RISK MANAGEMENT POLICIES - Paragraphs (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 ARS ($) item factor	Dec. 31, 2024 ARS ($)
Disclosure of Risk Management [line items]
Broad liquidity ratio, availabilities, lefi and public bonds, capacity, percent	10.00%
Unrecoverable financial assets eliminated | $	$ 54,941,730	$ 18,524,763
Interest rate risk
Disclosure of Risk Management [line items]
Number of proposed disturbance scenarios | item	6
Provision utilization holding period	90 days
Percentage of interest rate confidence level	99.00%
Liquidity risk
Disclosure of Risk Management [line items]
Number of key factors | factor	2
Liquidity stress level period	30 days
Individuals | Credit risk
Disclosure of Risk Management [line items]
Percentage of credit risk confidence level	99.90%
Company | Credit risk
Disclosure of Risk Management [line items]
Percentage of credit risk confidence level	99.00%